CAPITAL STOCK - Disclosure of detailed information about number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2022 Share $ / shares	Dec. 31, 2021 Share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of share options outstanding in share-based payment arrangement at beginning of period | Share	7,108,500	6,382,400
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period | $ / shares	$ 2.33	$ 1.7
Number of share options granted in share-based payment arrangement | Share	1,970,500	1,801,500
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares	$ 2.55	$ 3.98
Number of share options exercised in share-based payment arrangement | Share	(1,110,000)	(1,055,400)
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares	$ 1.22	$ 1.33
Number of share options forfeited in share-based payment arrangement | Share	(120,000)	(20,000)
Weighted average exercise price of share options forfeited in share-based payment arrangement | $ / shares	$ 3.07	$ 3.96
Number of share options outstanding in share-based payment arrangement at end of period | Share	7,849,000	7,108,500
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period | $ / shares	$ 2.53	$ 2.33